Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of transactions between related parties [abstract]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [text block]
The Corporation’s related parties include its subsidiaries and key management personnel. Key management personnel compensation for the years ended December 31, 2018 and 2017 was as follows:

(a)	Key Management Personnel Compensation

	2018	2017

Salaries and other short-term benefits	$2,130	$2,246
Share-based compensation	2,513	2,072
	$4,643	$4,318